Impairment Charges and Restructuring Costs - Fair Value Assumptions (Details)	Dec. 31, 2018 $ / $ short_ton	Dec. 31, 2017 $ / $
Disclosure of information for cash-generating units
Exchange rate	1.36	1.26
Operating segments | CONTAINERBOARD | LEVEL 2
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	9.50%
Exchange rate	1.24
Operating segments | TISSUE PAPERS | LEVEL 2
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	10.50%
Exchange rate	1.24
Terminal OIBD margin | short_ton	673,000
Operating segments | SPECIALTY PRODUCTS | LEVEL 2
Disclosure of information for cash-generating units
Discount rate applied to cash flow projections	9.50%
Exchange rate	1.24